Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company
Condensed Financial Information of Parent Company

 QUNAR CAYMAN ISLANDS LIMITED

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

BALANCE SHEETS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	781,784	291,794	47,029
Short-term investments	485,410	—	—
Account receivable, net	109	—	—
Prepayments and other assets	3,070	5,680	915
Total current assets	1,270,373	297,474	47,944
Non-current assets
Amount due from subsidiaries	85,584	229,981	37,066
Investments in subsidiaries	11,296	10,522	1,696
Total non-current assets	96,880	240,503	38,762

TOTAL ASSETS	1,367,253	537,977	86,706

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Accrued expenses and other current liabilities	4,414	6,375	1,027
Warrant liability	—	701,776	113,106
Total current liabilities	4,414	708,151	114,133
Non-current liabilities:
Non-current liabilities	412	412	66
Total non-current liabilities	412	412	66
Total liabilities	4,826	708,563	114,199

Shareholders’ equity (deficit):
Class A ordinary shares (par value of US$0.001 per share; 303,344,804 shares authorized as at December 31, 2013 and 2014, respectively; 302,850,254 and 224,299,179 shares issued and outstanding as at December 31, 2013 and 2014, respectively)	1,914	1,426	230
Class B ordinary shares (par value of US$0.001 per share; 496,655,196 shares authorized as at December 31, 2013 and 2014, respectively; 39,332,950 and 134,376,522 shares issued and outstanding as at December 31, 2013 and 2014, respectively)	240	831	134
Additional paid-in capital	1,788,167	2,069,313	333,513
Accumulated other comprehensive (loss) income	(28,476)	4,163	671
Accumulated deficit	(399,418)	(2,246,319)	(362,041)
Total shareholders’ equity (deficit)	1,362,427	(170,586)	(27,493)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)	1,367,253	537,977	86,706

QUNAR CAYMAN ISLANDS LIMITED

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	Year ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Revenues
Display advertising service	5,388	810	—	—
Total revenues	5,388	810	—	—
Cost of revenues	(774)	—	—	—

Gross Profit	4,614	810	—	—
Operating expenses
General and administrative expenses	(2,051)	(2,057)	(6,482)	(1,046)

Operating income (loss)	2,563	(1,247)	(6,482)	(1,046)
Equity in loss of subsidiaries	(93,998)	(190,214)	(1,867,810)	(301,036)
Interest income, net	549	4,172	27,391	4,415

Loss before income taxes	(90,886)	(187,289)	(1,846,901)	(297,667)
Income tax expense	(227)	—	—	—

Net loss	(91,113)	(187,289)	(1,846,901)	(297,667)

Net loss attributable to ordinary shareholders	(91,113)	(187,289)	(1,846,901)	(297,667)

Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustment	(542)	(16,873)	32,639	5,260
Comprehensive loss attributable to ordinary shareholders	(91,655)	(204,162)	(1,814,262)	(292,407)

QUNAR CAYMAN ISLANDS LIMITED

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

STATEMENTS OF CASH FLOWS

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	Year ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Net cash used for operating activities:	(141,738)	(814)	(7,022)	(1,132)
Net cash provided by (used for) investing activities	122,694	(650,801)	(520,695)	(83,922)
Net cash (used for) provided by financing activities	(54,874)	1,432,081	15,001	2,418
Effect of exchange rate changes on cash and cash equivalents	(5,265)	(15,806)	22,726	3,664
Net (decrease) increase in cash and cash equivalents	(79,183)	764,660	(489,990)	(78,972)
Cash and cash equivalents at beginning of the year	96,307	17,124	781,784	126,001

Cash and cash equivalents at end of the year	17,124	781,784	291,794	47,029

QUNAR CAYMAN ISLANDS LIMITED

Additional Information—Financial Statement Schedule I

Condensed Financial Information of Parent Company

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

Basis of presentation and commitments

For the parent company only condensed financial information, the Company records its investments in subsidiaries and VIE under the equity method of accounting as prescribed in ASC 323, Investments — Equity Method and Joint Ventures. Such investments are presented on the balance sheet as “Investments in subsidiaries” and the investees’ profit or loss as “Equity in profit and loss of subsidiaries” on the statement of comprehensive loss. The equity in loss of the Company’s subsidiaries in excess of the Company’s “Investments in subsidiaries” have been offset against the balances in “Amounts due from subsidiaries”. The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements.

The subsidiaries did not pay any dividends to the Company for the periods presented.

The Company does not have significant commitments or long-term obligations as of as of any of the years presented.